Note 10 - Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2024
Note 10 - Equity Method Investments
Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2023	December 31, 2024
Current assets	$1,386	$-
Non-current assets	-	-
Total assets	$1,386	$-

Current liabilities	$123	$-
Non-current liabilities	-	-
Total liabilities	$123	$-

	For the years ended December 31,
	2022	2023	2024
Voyage revenue	$23,789	$13,832	$-
Net income	$4,686	$1,559	$24